UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coeus Capital Management LLC
Address: 9 Greenwich Office Park
         Greenwich, CT  06831

13F File Number:  028-12804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lloyd Mandell
Title:     Chief Executive Officer
Phone:     203-542-4700

Signature, Place, and Date of Signing:

      /s/ Lloyd Mandell     Greenwich, CT     July 28, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $87,507 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103     3239   151000 SH       SOLE                   151000        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     2271   128000 SH       SOLE                   128000        0        0
APOLLO GROUP INC               CL A             037604105     1138    16000 SH       SOLE                    16000        0        0
BRINKS CO                      COM              109696104     1626    56000 SH       SOLE                    56000        0        0
BRINKS HOME SEC HLDGS INC      COM              109699108     3369   119000 SH       SOLE                   119000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2813   144900 SH       SOLE                   144900        0        0
CKE RESTAURANTS INC            COM              12561E105     2035   240000 SH       SOLE                   240000        0        0
COCA COLA ENTERPRISES INC      COM              191219104     3270   196400 SH       SOLE                   196400        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108     2121    84000 SH       SOLE                    84000        0        0
CONNS INC                      COM              208242107     2850   228000 SH       SOLE                   228000        0        0
CORINTHIAN COLLEGES INC        COM              218868107     3677   217200 SH       SOLE                   217200        0        0
CVS CAREMARK CORPORATION       COM              126650100     5826   182800 SH       SOLE                   182800        0        0
DARDEN RESTAURANTS INC         COM              237194105     1402    42500 SH       SOLE                    42500        0        0
DG FASTCHANNEL INC             COM              23326R109     5379   293937 SH       SOLE                   293937        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109     3793   179000 SH       SOLE                   179000        0        0
EBAY INC                       COM              278642103     1096    64000 SH       SOLE                    64000        0        0
EXPRESS SCRIPTS INC            COM              302182100     3465    50400 SH       SOLE                    50400        0        0
FIDELITY NATIONAL FINANCIAL    CL A             31620R105      298    22000 SH       SOLE                    22000        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     2954   148000 SH       SOLE                   148000        0        0
FIRST AMERN CORP CALIF         COM              318522307     3770   145500 SH       SOLE                   145500        0        0
GOOGLE INC                     CL A             38259P508     2487     5900 SH       SOLE                     5900        0        0
HEWLETT PACKARD CO             COM              428236103     3015    78000 SH       SOLE                    78000        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     6124    60840 SH       SOLE                    60840        0        0
LENDER PROCESSING SVCS INC     COM              52602E102     3305   119000 SH       SOLE                   119000        0        0
MARTIN MARIETTA MATLS INC      COM              573284106     2106    26700 SH       SOLE                    26700        0        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108     1154    36000 SH       SOLE                    36000        0        0
PERRIGO CO                     COM              714290103     2361    85000 SH       SOLE                    85000        0        0
SANDERSON FARMS INC            COM              800013104     2160    48000 SH       SOLE                    48000        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101     1113    40000 SH       SOLE                    40000        0        0
STERIS CORP                    COM              859152100     2504    96000 SH       SOLE                    96000        0        0
TENET HEALTHCARE CORP          COM              88033G100     1331   472000 SH       SOLE                   472000        0        0
TITAN INTL INC ILL             COM              88830M102     1782   238500 SH       SOLE                   238500        0        0
VALUECLICK INC                 COM              92046N102     1673   159000 SH       SOLE                   159000        0        0